Cover	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42151
Entity Registrant Name	21SHARES ETHEREUM STAKING ETF
Entity Central Index Key	0001992508
Entity Tax Identification Number	93-6828290
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	158 W. 27
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	370-6016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest of 21Shares Ethereum Staking ETF
Trading Symbol	TETH
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	21Shares Ethereum ETF